Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases Tables
Schedule of leases

The Group had commitments under non-cancellable operating leases as set out below:

	Land and
	buildings	Other

2017	£'000	£'000

Expiring In one year or less	449	8
Expiring Between one and five years	359	32
	808	40

2016	£'000	£'000

Expiring In one year or less	371	7
Expiring Between one and five years	449	28
	820	35

	Land and
	buildings	Other
2015	£'000	£'000

Expiring In one year or less	313	1
Expiring Between one and five years	410	2
	723	3